Leases - Summary of Future Minimum Rentals Receivable under Non-cancellable Finance Leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Total future undiscounted minimum rentals receivable	¥ 357	¥ 438
Unearned finance income	(2)	(25)
Net investments in subleases	355	413
Current	355	211
Non-current	0	202
Within 1 Year
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Total future undiscounted minimum rentals receivable	357	219
After One Year but within Two Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Total future undiscounted minimum rentals receivable	0	219
After Two Years but within Five Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Total future undiscounted minimum rentals receivable	¥ 0	¥ 0